Average Annual Total Returns - ProShares Online Retail ETF	None OneYear	None SinceInception	None InceptionDate	None After Taxes on Distributions OneYear	None After Taxes on Distributions SinceInception	None After Taxes on Distributions and Sales of Shares OneYear	None After Taxes on Distributions and Sales of Shares SinceInception	ProShares Online Retail Index OneYear		ProShares Online Retail Index SinceInception
Total	111.37%	30.25%	Jul. 13, 2018	110.63%	30.07%	66.28%	23.98%	112.67%	[1]	30.91%	[1]

[1]	Reflects no deduction for fees, expenses or taxes. Adjusted to reflect the reinvestment of dividends paid by issuers in the Index. “Since Inception” returns are calculated from the date the Fund commenced operations, not the date of inception of the Index.